UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504

Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY 10018
(Address of principal executive offices)	(Zip code)

Robert White, Treasurer

1065 Avenue of the Americas

New York, NY 10018
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Advent/Claymore Enhanced Growth & Income Fund

Portfolio of Investments

July 31, 2007 (unaudited)

Number of Shares		Value
	Common Stocks — 63.6%
	Aerospace & Defense — 1.0%
50,000	Raytheon Co. (a)	$2,768,000

	Agriculture — 1.5%
120,000	Archer-Daniels-Midland Co. (a)	4,032,000

	Aluminum, Steel and Other Metals — 1.7%
17,200	Vallourec SA (France)	4,545,920

	Automotive — 3.0%
270,000	Suzuki Motor Corp. (Japan)	7,891,488

	Banks — 1.7%
50,000	Bank of America Corp. (a)(b)	2,371,000
12,600	Societe Generale (France) (a)	2,198,023

		4,569,023

	Biotechnology — 2.6%
40,000	Amgen Inc. (a)(c)	2,149,600
55,000	Genzyme Corp. (a)(c)	3,468,850
125,000	Isis Pharmaceuticals, Inc. (a)(b)(c)	1,301,250

		6,919,700

	Chemicals — 1.3%
30,000	Lyondell Chemical Co.	1,347,000
40,000	Nitto Denko Corp. (Japan)	2,109,772

		3,456,772

	Commercial Services — 2.4%
71,400	Heidelberger Druckmaschinen AG (Germany)	3,513,606
70,000	USG People NV (Netherlands)	2,779,725

		6,293,331

	Diversified Manfacturing Operations — 0.8%
25,000	3M Co. (a)	2,223,000

	Electronic Equipment and Components — 3.4%
117,500	Coherent, Inc. (a)(c)	3,401,625
70,000	Hamamatsu Photonics K.K. (Japan)	2,210,557
500,000	RF Micro Devices, Inc. (a)(b)(c)	3,470,000

		9,082,182

	Financial Services — 4.7%
150,000	CapitalSource, Inc.-REIT (a)	2,850,000
150,000	E*Trade Financial Corp. (a)(b)(c)	2,778,000
48,000	Fortis (Belgium) (a)	1,919,895
442,900	Man Group PLC (United Kingdom) (a)	5,111,970

		12,659,865

	Health Care Products and Services — 5.0%
37,200	Alcon, Inc. (Switzerland) (a)	5,077,800
165,000	American Medical Systems Holdings, Inc. (a)(c)	3,016,200
65,000	Bristol-Myers Squibb Co. (a)	1,846,650
774,000	Hengan International Group Co., Ltd. (Cayman Islands)	2,630,685
12,500	Manor Care, Inc. (a)	791,875

		13,363,210

	Investment Banking & Brokerage — 2.0%
40,000	Merrill Lynch & Co., Inc. (a)	2,968,000
100,000	MF Global, Ltd. (Bermuda) (c)	2,493,000

		5,461,000

	Leisure and Entertainment — 4.9%
75,000	GameStop Corp., Class A (a)(c)	3,026,250
50,000	Hilton Hotels Corp.	2,210,500
100,000	International Game Technology (a)	3,532,000
200,000	Shuffle Master, Inc. (a)(b)(c)	2,906,000
15,000	Station Casinos, Inc.	1,297,950

		12,972,700

	Machinery and Equipment — 2.3%
20,000	Caterpillar, Inc. (a)	1,576,000
140,000	Nabtesco Corp. (Japan)	2,110,612
19,400	SMC Corp. (Japan)	2,584,168

		6,270,780

	Oil and Gas — 5.5%
80,000	Crescent Point Energy Trust (Canada)	1,513,463
38,800	Fugro NV (Nertherlands) (a)	2,608,832
50,000	Halliburton Co. (a)	1,801,000
40,000	Harvest Energy Trust (Canada) (a)	1,170,686
200,000	Ocean Rig ASA (Norway) (c)	1,418,610
75,000	Pride International, Inc. (a)(c)	2,628,750
18,800	Transocean, Inc. (Cayman Islands) (a)(c)	2,020,060
25,000	Valero Energy Corp. (a)	1,675,250

		14,836,651

	Pharmaceuticals — 2.6%
90,000	Medicis Pharmaceutical Corp., Class A (a)	2,567,700
24,000	Roche Holding AG (Switzerland) (a)	4,279,874

		6,847,574

	Real Estate and Development — 1.5%
219,000	Shoei Co., Ltd. (Japan)	4,138,496

	Retail - Specialty Stores — 3.0%
100,000	Don Quijote Co., Ltd. (Japan)	1,994,709
120,000	Izumi Co., Ltd. (Japan)	1,912,905
75,000	Arcandor AG (Germany) (c)	2,313,015
50,000	The Pantry, Inc. (a)(c)	1,742,000

		7,962,629

	Telecommunications — 10.2%
16,000	Alltel Corp.	1,055,200
50,000	Amdocs, Ltd. (Guernsey) (a)(c)	1,809,500
150,000	Comcast Corp., Class A (a)(c)	3,940,500
190,000	Comverse Technology, Inc. (c)	3,661,300
70,000	EchoStar Communications Corp. (a)(c)	2,960,300
600,000	Level 3 Communications, Inc. (a)(c)	3,138,000
35,000	Millicom International Cellular SA (Luxembourg) (a)(c)	2,810,500
125,000	Motorola, Inc. (a)(b)	2,123,750
30,000	NII Holdings, Inc. (a) (c)	2,520,600
50,000	Orascom Telecom Holding SAE GDR (Egypt)	3,365,745

		27,385,395

	Telecommunications Equipment — 0.8%
100,000	Alcatel-Lucent ADR (France) (a)	1,160,000
65,000	Avaya, Inc. (c)	1,075,100

		2,235,100

	Transportation — 1.0%
1,750,250	Pacific Basin Shipping, Ltd. (Bermuda)	2,594,205

	Utilities — 0.7%
186,000	British Energy Group PLC (United Kingdom)	1,891,695

	Total Common Stocks — 63.6% (Cost $176,354,714)	170,400,716

	Convertible Preferred Stocks — 10.0%
	Banks — 1.9%
222,860	Wachovia Bank NA, Ser. INTC, 8.00%, 2008 (a)(d)(f)	5,136,923

	Communications Equipment — 1.9%
5,000	Lucent Technologies Capital Trust I., 7.75%, 2017	5,025,000

	Financial Services — 2.5%
60,896	BankUnited Financial Corp., 6.75%, 2010 (a)	2,502,826
149,250	Lehman Brothers Holdings, Inc., Ser. SIX, 9.00%, 2008 (f)	629,835
70,000	Vale Capital, Ltd., Ser. RIO 5.50%, 2010 (Cayman Islands) (a)(f)	3,631,600

		6,764,261

	Leisure & Entertainment — 0.2%
18,825	Six Flags, Inc., 7.25%, 2009 (a)	382,148

	Mining — 1.9%
36,000	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010 (a)	5,095,800

	Oil and Gas — 1.6%
15,500	Chesapeake Energy Corp., 6.25%, 2009 (a)	4,320,624

	Total Convertible Preferred Stocks - 10.0% (Cost $25,430,065)	26,724,756

Principal Amount
	Convertible Bonds — 12.4%
	Chemicals — 1.5%
$2,000,000	Bayer Capital Corp. BV, BBB- 6.625%, 6/01/09, Subordinated Convertible Debentures (Netherlands)	3,951,871

	Diversified Manufactured Operations — 1.5%
1,500,000	Siemens Finance, AA- 1.375%, 6/04/10, Senior Unsubordinated Convertible Debentures (Netherlands)	4,065,190

	Financial Services — 0.9%
3,000,000	CompuCredit Corp., NR 5.875%, 11/30/35, Senior Unsecured Convertible Notes (a)	2,531,250

	Investment Banking & Brokerage — 4.0%
2,000,000	Calyon Financial Products Ltd., NR 8.00%, 6/12/08, Convertible Notes (Guernsey)	4,260,801
	Deutsche Bank AG, NR
2,500,000	8.00%, 6/20/08, Convertible Bond (Germany) (d)	3,358,817
2,200,000	8.00%, 6/20/08, Convertible Notes (Germany)	2,988,283

		10,607,901

	Special Purpose Entity — 1.6%
1,500,000	Conti-Gummi Finance BV, BBB+ 1.625%, 5/19/11, Senior Convertible Notes (Netherlands)	4,381,596

	Telecommunications — 1.1%
3,000,000	Level 3 Communications, Inc., CCC 6.00%, 9/15/09, Subordinated Convertible Notes (a)	2,820,000

	Utilities - Gas and Electric — 1.8%
5,000,000	Peabody Energy Corp., B 4.75%, 12/15/66, Subordinated Convertible Debentures (a)	4,912,500

	Total Convertible Bonds - 12.4% (Cost $30,791,807)	33,270,308

	Corporate Bonds — 10.3%
	Computers, Software and Peripherals — 1.3%
3,500,000	SunGard Data Systems, Inc., B- 10.25%, 8/15/15, Senior Subordinated Notes	3,500,000

	Electronic Equipment and Components — 1.4%
4,000,000	Freescale Semiconductor, Inc., B 8.875%, 12/15/14, Senior Notes (d)	3,650,000

	Oil and Gas — 1.1%
3,000,000	Ocean Rig ASA, NR 9.36%, 4/04/11, Senior Notes (Norway) (c)(d)(e)	3,000,000

	Special Purpose Entity — 4.6%
12,150,000	Dow Jones CDX North America High Yield, Ser. 3-4, NR 10.50%, 12/29/09 (d)	12,377,813

	Telecommunications — 0.6%
1,500,000	Charter Communications, Class A, NR 11%, 10/01/15, Senior Notes	1,496,250

	Travel Services — 1.3%
3,500,000	Travelport LLC, CCC+ 9.875%, 9/01/14, Senior Unsecured Notes	3,552,500

	Total Corporate Bonds —10.3% (Cost $27,858,411)	27,576,563

	Term Loans (Funded) - 3.4%
2,493,718	Advanced Micro Devices Inc., NR 7.36%, 12/31/13 (e)	2,347,041
2,500,000	Allied Waste North America, BBB- 0.00%, 03/28/14 (e)	2,407,590
997,494	Ford Motor Co., B+ 8.36%, 12/15/13 (e)	942,700
2,493,671	Georgia-Pacific Corp., BB+ 7.11%, 12/20/12 (e)	2,362,307
997,494	HCA, Inc., NR 7.61%, 11/17/13 (e)	964,743

	Total Term Loans (Funded) (Cost $9,558,296)	9,024,381

	Total Investments — 99.7% (Cost $269,993,293)	266,996,724
	Other assets in excess of liabilities - 0.4%	1,039,494
	Total Options Written (premium received $634,210) - (0.1%)	(349,227)

	Net Assets - 100.0%	$267,686,991

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt

LLC - Limited Liability Corp.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust .

(a)	All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.
(b)	All or a portion of these securities with an aggregate market value of $11,924,750 have been physically segregated to collateralize written call options.
(c)	Non-income producing security.
(d)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to 10.3% of net assets.
(e)	Variable rate or floating security. The rate shown is as of July 31, 2007.
(f)	A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company’s common stock.

Ratings shown are per Standard & Poor’s. Securities classified as NR are not rated by Standard & Poor’s.

Country Breakdown as of Total Investments*
United States	57.4%
Japan	9.3%
Netherlands	6.7%
Germany	4.5%
Switzerland	3.5%
Cayman Islands	3.1%
France	2.9%
United Kingdom	2.6%
Guernsey	2.3%
Bermuda	1.9%
Norway	1.7%
Egypt	1.3%
Luxembourg	1.1%
Canada	1.0%
Belgium	0.7%

*	Subject to change daily.

Portfolio of Investments

July 31, 2007 (unaudited)

Contracts (100 shares per contract)	Call Options Written(a)	Expiration Date	Exercise Price	Market Value
50	3M Co.	September 2007	$95.00	$5,500
200	Alcatel-Lucent	September 2007	15.00	1,000
50	Alcon Inc.	August 2007	155.00	250
100	Amdocs, Ltd.	September 2007	40.00	4,500
150	American Medical Systems Holdings, Inc.	August 2007	20.00	3,000
100	Amgen Inc.	October 2007	65.00	2,500
200	Archer-Daniels-Midland Co.	September 2007	40.00	4,000
50	Bank of America Corp.	September 2007	50.00	3,250
10	BankUnited Financial Corp.	September 2007	25.00	100
50	Bristol-Myers Squibb Co.	September 2007	35.00	1,000
250	CapitalSource, Inc.	August 2007	25.00	1,250
100	Caterpillar, Inc.	September 2007	90.00	7,400
100	Chesapeake Energy Corp.	October 2007	40.00	5,000
150	Cia Vale do Rio Doce	September 2007	52.50	35,250
75	Coherent, Inc.	August 2007	30.00	2,250
250	Comcast Corp., Class A	October 2007	32.50	3,750
200	CompuCredit Corp.	September 2007	35.00	5,000
250	E*Trade Financial Corp.	October 2007	25.00	6,250
300	EchoStar Communications Corp.	August 2007	45.00	21,000
100	EchoStar Communications Corp.	August 2007	47.50	2,500
10	Fortis	September 2007	33.00	274
100	Freeport-McMoRan Copper & Gold, Inc.	August 2007	115.00	4,000
58	Fugro NV	September 2007	52.00	6,748
250	GameStop Corp.	August 2007	45.00	12,000
150	Genzyme Corp.	September 2007	65.00	29,250
100	Halliburton Co.	September 2007	40.00	4,000
50	Harvest Energy Trust	September 2007	30.00	4,500
100	Intel Corp.	August 2007	25.00	1,500
100	International Game Technology	September 2007	40.00	4,000
1,000	Isis Pharmaceuticals, Inc.	August 2007	10.00	70,000
100	Level 3 Communications, Inc.	September 2007	5.00	6,000
163	Man Group PLC	September 2007	640.00	21,529
50	Manor Care, Inc.	August 2007	70.00	250
100	Medicis Pharmceutical Corp.	August 2007	35.00	1,500
50	Merrill Lynch & Co., Inc.	August 2007	95.00	250
200	Merrill Lynch & Co., Inc.	August 2007	85.00	7,000
100	Millicom International Cellular SA	August 2007	90.00	10,000
75	Millicom International Cellular SA	August 2007	105.00	375
400	Motorola, Inc.	August 2007	18.00	2,000
100	NII Holdings Inc.	August 2007	90.00	8,900
50	NII Holdings Inc.	September 2007	100.00	2,625
200	Peabody Energy Corp.	September 2007	50.00	11,000
200	Peabody Energy Corp.	September 2007	60.00	2,000
100	Pride International Inc.	August 2007	40.00	5,000
100	Raytheon Co.	August 2007	57.50	4,000
250	RF Micro Devices, Inc.	August 2007	7.50	1,875
40	Roche Holding AG	September 2007	240.00	1,496
400	Shuffle Master, Inc.	August 2007	17.50	3,000
100	Shuffle Master, Inc.	August 2007	22.50	500
100	Six Flags Inc.	September 2007	7.50	500
40	Societe Generale	August 2007	160.00	55
200	The Pantry, Inc.	September 2007	45.00	4,000
38	Transocean, Inc.	August 2007	120.00	2,850
75	Valero Energy Corp.	August 2007	80.00	1,500

	Total Call Options Written

	(Premiums received $634,210)			$349,227

(a)	Non-income producing security.

See previously submitted notes to financial statements for the period ending April 30, 2007.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer
Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer
Date:	September 28, 2007

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer
Date:	September 28, 2007